Commitments- Other commitments (Details) ¥ in Millions, $ in Millions	Mar. 31, 2021 CNY (¥)	Mar. 31, 2020 CNY (¥)	Jan. 31, 2017 USD ($)
Co-location, bandwidth fees, licensed copyrights and marketing expenses
Other commitments
No later than 1 year	¥ 35,109	¥ 27,398
Later than 1 year and no later than 5 years	17,266	19,261
More than 5 years	2,849	3,102
Total	¥ 55,224	¥ 49,761
Framework agreement with the International Olympic Committee and the United States Olympic Committee | Minimum
Other commitments
Amount committed | $			$ 815